Cash and Deposits with Banks - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash and cash equivalents [abstract]
Reserves funds required to be maintained by the SMBC Group	¥ 2,234,643	¥ 2,231,539	¥ 1,983,987